UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund:	BlackRock Balanced Capital Fund, Inc.
Master Large Cap Core Portfolio of Master Large Cap Series LLC
Master Total Return Portfolio of Master Bond LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Balanced Capital Fund, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Investment Companies	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$737,573,081
Master Total Return Portfolio of Master Bond LLC	428,131,878

Total Investments (Cost - $1,090,799,704) - 99.8%	1,165,704,959
Other Assets Less Liabilities - 0.2%	2,492,289

Net Assets - 100.0%	$1,168,197,248

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$2,842
BlackRock Liquidity Series, LLC Cash Sweep Series	$(24,827,857)	$190,866

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$1,165,704,959
Level 3	—

Total	$1,165,704,959

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 18.1%

Diversified Consumer Services - 1.2%	H&R Block, Inc.	2,210,000	$38,078,300

Hotels, Restaurants & Leisure - 2.2%	Brinker International, Inc.	1,940,000	33,038,200
	Darden Restaurants, Inc.	910,000	30,011,800
	Panera Bread Co. Class A (a)(b)	180,000	8,974,800

			72,024,800

Household Durables - 2.3%	D.R. Horton, Inc.	2,730,000	25,552,800
	KB Home (b)	650,000	8,892,000
	Leggett & Platt, Inc.	370,000	5,635,100
	Lennar Corp. Class A	3,080,000	29,845,200
	MDC Holdings, Inc.	190,000	5,720,900

			75,646,000

Multiline Retail - 4.2%	Big Lots, Inc. (a)(b)	1,590,000	33,437,700
	Dollar Tree, Inc. (a)	810,000	34,101,000
	Family Dollar Stores, Inc.	1,190,000	33,677,000
	Sears Holdings Corp. (a)(b)	550,000	36,586,000

			137,801,700

Specialty Retail - 7.9%	Advance Auto Parts, Inc.	440,000	18,255,600
	AutoNation, Inc. (a)(b)	880,000	15,268,000
	AutoZone, Inc. (a)(b)	230,000	34,755,300
	Foot Locker, Inc.	1,910,000	19,997,700
	The Gap, Inc.	2,250,000	36,900,000
	Limited Brands, Inc.	1,190,000	14,244,300
	PetSmart, Inc.	410,000	8,798,600
	RadioShack Corp.	2,290,000	31,968,400
	Ross Stores, Inc.	910,000	35,126,000
	The Sherwin-Williams Co.	150,000	8,062,500
	TJX Cos., Inc.	1,200,000	37,752,000

			261,128,400

Textiles, Apparel & Luxury Goods - 0.3%	Coach, Inc.	230,000	6,182,400
	Polo Ralph Lauren Corp.	70,000	3,747,800

			9,930,200

	Total Consumer Discretionary		594,609,400

Consumer Staples - 9.7%

Beverages - 1.9%	The Coca-Cola Co.	180,000	8,638,200
	Coca-Cola Enterprises, Inc.	1,990,000	33,133,500
	Hansen Natural Corp. (a)(b)	500,000	15,410,000
	Pepsi Bottling Group, Inc.	170,000	5,752,800

			62,934,500

Food & Staples Retailing - 1.2%	BJ’s Wholesale Club, Inc. (a)	1,020,000	32,874,600
	Wal-Mart Stores, Inc.	130,000	6,297,200

			39,171,800

Food Products - 2.0%	Archer-Daniels-Midland Co.	1,480,000	39,619,600
	ConAgra Foods, Inc.	1,070,000	20,394,200
	Dean Foods Co. (a)	320,000	6,140,800

			66,154,600

1

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 0.7%	The Procter & Gamble Co.	470,000	$24,017,000

Personal Products - 1.1%	Herbalife Ltd.	1,090,000	34,378,600

Tobacco - 2.8%	Philip Morris International, Inc.	1,480,000	64,557,600
	Reynolds American, Inc.	740,000	28,578,800

			93,136,400

	Total Consumer Staples		319,792,900

Energy - 12.2%

Energy Equipment & Services - 2.5%	Diamond Offshore Drilling, Inc. (b)	200,000	16,610,000
	ENSCO International, Inc.	990,000	34,521,300
	Tidewater, Inc.	730,000	31,295,100

			82,426,400

Independent Power Producers & Energy Traders - 0.3%	NRG Energy, Inc. (a)	320,000	8,307,200

Oil, Gas & Consumable Fuels - 9.4%	Anadarko Petroleum Corp.	900,000	40,851,000
	Chevron Corp.	270,000	17,887,500
	ConocoPhillips	530,000	22,291,800
	Exxon Mobil Corp.	1,360,000	95,077,600
	Frontier Oil Corp.	310,000	4,064,100
	Marathon Oil Corp.	1,380,000	41,579,400
	Murphy Oil Corp.	620,000	33,678,400
	Pioneer Natural Resources Co.	300,000	7,650,000
	Tesoro Corp.	2,650,000	33,734,500
	Valero Energy Corp.	730,000	12,329,700

			309,144,000

	Total Energy		399,877,600

Financials - 6.1%

Capital Markets - 1.8%	The Goldman Sachs Group, Inc.	410,000	60,450,400

Commercial Banks - 0.3%	Wells Fargo & Co.	440,000	10,674,400

Diversified Financial Services - 0.5%	JPMorgan Chase & Co.	500,000	17,055,000

Insurance - 3.5%	Chubb Corp.	940,000	37,487,200
	HCC Insurance Holdings, Inc.	560,000	13,445,600
	PartnerRe Ltd.	510,000	33,124,500
	UnumProvident Corp.	1,900,000	30,134,000

			114,191,300

	Total Financials		202,371,100

Health Care - 22.8%

Biotechnology - 2.6%	Amgen, Inc. (a)	990,000	52,410,600
	Biogen Idec, Inc. (a)	760,000	34,314,000

			86,724,600

Health Care Equipment & Supplies - 0.2%	Kinetic Concepts, Inc. (a)	250,000	6,812,500

Health Care Providers & Services - 10.4%	Aetna, Inc.	1,420,000	35,571,000
	AmerisourceBergen Corp.	1,930,000	34,238,200
	Community Health Systems, Inc. (a)	870,000	21,967,500
	Express Scripts, Inc. (a)	490,000	33,687,500
	Health Management Associates, Inc. Class A (a)	340,000	1,679,600

2

Master Large Cap Core of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	1,140,000	$36,776,400
	LifePoint Hospitals, Inc. (a)	380,000	9,975,000
	Lincare Holdings, Inc. (a)	1,340,000	31,516,800
	Omnicare, Inc.	603,774	15,553,218
	Quest Diagnostics, Inc.	650,000	36,679,500
	UnitedHealth Group, Inc.	1,770,000	44,214,600
	WellPoint, Inc. (a)	830,000	42,238,700

			344,098,018

Life Sciences Tools & Services - 1.5%	Millipore Corp. (a)	290,000	20,360,900
	Waters Corp. (a)	550,000	28,308,500

			48,669,400

Pharmaceuticals - 8.1%	Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,272,000
	Forest Laboratories, Inc. (a)	1,390,000	34,902,900
	Johnson & Johnson	1,590,000	90,312,000
	Mylan, Inc. (a)(b)	860,000	11,223,000
	Pfizer, Inc.	4,540,000	68,100,000
	Sepracor, Inc. (a)	1,580,000	27,365,600
	Watson Pharmaceuticals, Inc. (a)	870,000	29,310,300

			267,485,800

	Total Health Care		753,790,318

Industrials - 8.0%

Aerospace & Defense - 5.8%	Alliant Techsystems, Inc. (a)	340,000	28,002,400
	Goodrich Corp.	380,000	18,988,600
	L-3 Communications Holdings, Inc.	470,000	32,608,600
	Lockheed Martin Corp.	510,000	41,131,500
	Northrop Grumman Corp.	720,000	32,889,600
	Raytheon Co.	890,000	39,542,700

			193,163,400

Commercial Services & Supplies - 0.0%	The Brink’s Co.	50,000	1,451,500

Construction & Engineering - 1.1%	URS Corp. (a)	730,000	36,149,600

Industrial Conglomerates - 0.5%	General Electric Co.	1,310,000	15,353,200

Machinery - 0.2%	Illinois Tool Works, Inc.	150,000	5,601,000

Professional Services - 0.4%	Manpower, Inc.	350,000	14,819,000

	Total Industrials		266,537,700

Information Technology - 16.8%

Communications Equipment - 1.3%	Cisco Systems, Inc. (a)	570,000	10,624,800
	F5 Networks, Inc. (a)	950,000	32,860,500
	Nortel Networks Corp. (a)	35,748	1,559

			43,486,859

Computers & Peripherals - 6.0%	Apple, Inc. (a)	90,000	12,818,700
	EMC Corp. (a)	1,260,000	16,506,000
	International Business Machines Corp.	790,000	82,491,800
	Lexmark International, Inc. Class A (a)	1,330,000	21,080,500
	QLogic Corp. (a)	2,280,000	28,910,400
	Western Digital Corp. (a)	1,310,000	34,715,000

			196,522,400

3

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components - 0.3%	Ingram Micro, Inc. Class A (a)	600,000	$10,500,000

IT Services - 4.5%	Accenture Ltd. Class A	1,230,000	41,155,800
	Affiliated Computer Services, Inc. Class A (a)	340,000	15,102,800
	Computer Sciences Corp. (a)	830,000	36,769,000
	Hewitt Associates, Inc. Class A (a)	930,000	27,695,400
	SAIC, Inc. (a)	280,000	5,194,000
	The Western Union Co.	1,400,000	22,960,000

			148,877,000

Internet Software & Services - 0.4%	Google, Inc. Class A (a)	10,000	4,215,900
	Sohu.com, Inc. (a)(b)	160,000	10,052,800

			14,268,700

Semiconductors & Semiconductor Equipment - 1.2%	Cree, Inc. (a)(b)	310,000	9,110,900
	Novellus Systems, Inc. (a)	1,760,000	29,392,000

			38,502,900

Software - 3.1%	BMC Software, Inc. (a)	220,000	7,433,800
	CA, Inc.	1,580,000	27,539,400
	Compuware Corp. (a)	1,200,000	8,232,000
	Microsoft Corp.	1,410,000	33,515,700
	Synopsys, Inc. (a)	1,350,000	26,338,500

			103,059,400

	Total Information Technology		555,217,259

Materials - 1.4%

Chemicals - 0.3%	Lubrizol Corp.	80,000	3,784,800
	Ashland, Inc.	250,000	7,012,500

			10,797,300

Containers & Packaging - 1.1%	Pactiv Corp. (a)	1,680,000	36,456,000

	Total Materials		47,253,300

Telecommunication Services - 3.7%

Diversified Telecommunication Services - 3.7%	AT&T Inc.	1,040,000	25,833,600
	Qwest Communications International Inc.	8,850,000	36,727,500
	Verizon Communications, Inc.	1,980,000	60,845,400

	Total Telecommunication Services		123,406,500

Utilities - 1.2%

Independent Power Producers & Energy Traders - 0.3%	The AES Corp. (a)	880,000	10,216,800

Multi-Utilities - 0.9%	CMS Energy Corp.	2,380,000	28,750,400

	Total Utilities		38,967,200

	Total Long-Term Investments (Cost - $3,167,485,490) - 100.0%		3,301,823,277

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$196,433	196,433,050

	Total Short-Term Securities (Cost - $196,433,050) - 5.9%		196,433,050

4

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Value

Total Investments (Cost - $3,363,918,540*) - 105.9%	$3,498,256,327
Liabilities in Excess of Other Assets - (5.9)%	(194,628,143)

Net Assets - 100.0%	$3,303,628,184

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,423,444,413

Gross unrealized appreciation	293,590,400
Gross unrealized depreciation	(218,778,486)

Net unrealized appreciation	$74,811,914

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$725
BlackRock Liquidity Series, LLC Money Market Series	$184,844,650	$690,811

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

5

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$3,301,823,277
Level 2 - Short-Term Securities	196,433,050
Level 3	—

Total	$3,498,256,327

1 See above Schedule of Investments for values in each sector excluding the security type in Level 2 within the table.

6

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

	ACE Securities Corp. Series 2003-OP1 Class A2, 0.67%, 12/25/33 (a)	USD	581	$347,521
	ACE Securities Corp. Series 2005-ASP1 Class M1, 0.99%, 9/25/35 (a)		11,203	868,233
	Aegis Asset Backed Securities Trust Series 2006-1 Class A1, 0.39%, 1/25/37 (a)		124	118,547
	American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11		25,950	26,343,140
	Banc of America Securities Auto Trust Series 2006-G1 Class A4, 5.17%, 12/20/10		29,100	29,365,561
	Bear Stearns Asset Backed Securities Trust Series 2005-4 Class A, 0.64%, 1/25/36 (a)		1,798	1,641,939
	Bear Stearns Asset Backed Securities Trust Series 2005-HE10 Class A2, 0.60%, 11/25/35 (a)		3,358	2,044,175
	Bear Stearns Asset Backed Securities Trust Series 2005-SD1 Class 1A2, 0.61%, 7/25/27 (a)		6,246	5,726,096
	Bear Stearns Asset Backed Securities Trust Series 2006-HE8 Class 1A1, 0.38%, 10/25/36 (a)		3,541	3,211,511
	Bear Stearns Asset Backed Securities Trust Series 2006-HE10 Class 21A1, 0.38%, 12/25/36 (a)		6,788	5,756,163
	Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%, 5/15/12 (b)		4,850	4,854,249
	Countrywide Asset Backed Certificates Series 2003- BC3 Class A2, 0.93%, 9/25/33 (a)		909	499,422
	Countrywide Asset Backed Certificates Series 2004-5 Class A, 0.76%, 10/25/34 (a)		1,738	955,322
	Countrywide Asset Backed Certificates Series 2004- 13 Class AF4, 4.58%, 1/25/33 (a)		9,302	6,603,424
	Countrywide Asset Backed Certificates Series 2006- 21 Class 2A1, 0.36%, 5/25/37 (a)		6,443	6,161,839
	Daimler Chrysler Auto Trust Series 2006-D Class A3, 4.98%, 2/08/11		8,312	8,399,347
	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF10 Class A6, 0.66%, 11/25/35 (a)		9,358	2,624,019
	Ford Credit Auto Owner Trust Series 2006-B Class A4, 5.25%, 9/15/11		18,700	19,207,804
	Ford Credit Auto Owner Trust Series 2009-A Class A3B, 2.82%, 5/15/13 (a)		51,480	52,560,982
	HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 0.36%, 10/25/36 (a)		8,441	4,971,760
	Harley-Davidson Motorcycle Trust Series 2006- 2 Class A2, 5.35%, 3/15/13		6,509	6,699,338
	Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10		4,805	4,837,207
	IXIS Real Estate Capital Trust Series 2007-HE1 Class A1, 0.37%, 5/25/37 (a)		8,664	4,311,782
	Irwin Home Equity Corp. Series 2005-C Class 1A1, 0.57%, 4/25/30 (a)		1,375	1,269,887

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

GO General Obligation Bonds
RB Revenue Bonds

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2, 0.38%, 11/25/36 (a)	USD	2,401	$2,268,954
Lehman XS Trust Series 2005-5N Class 3A2, 0.67%, 11/25/35 (a)		10,924	2,959,460
Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1, 0.37%, 12/25/36 (a)		4,694	3,390,705
Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ, 0.61%, 12/25/34 (a)		820	454,422
Morgan Stanley ABS Capital I Series 2007-NC1 Class A2A, 0.36%, 11/25/36 (a)		4,397	4,195,601
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ, 0.57%, 6/25/35 (a)		2,543	1,270,852
Option One Mortgage Loan Trust Series 2003-4 Class A2, 0.63%, 7/25/33 (a)		2,652	1,599,025
Park Place Securities, Inc. Series 2005-WCH1 Class A1B, 0.61%, 1/25/35 (a)		469	460,568
Park Place Securities, Inc. Series 2005-WCH1 Class A3D, 0.65%, 1/25/35 (a)		695	671,321
RAAC Series 2005-SP2 Class 2A, 0.61%, 6/25/44 (a)		10,124	4,597,174
Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2, 0.48%, 3/25/35 (a)		784	760,390
Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 0.89%, 7/25/33 (a)		1,057	480,996
SLM Student Loan Trust Series 2005-4 Class A2, 1.17%, 4/26/21 (a)		7,060	6,929,372
SLM Student Loan Trust Series 2008-5 Class A2, 2.19%, 10/25/16 (a)		33,280	32,611,105
SLM Student Loan Trust Series 2008-5 Class A3, 2.39%, 1/25/18 (a)		8,410	8,221,708
SLM Student Loan Trust Series 2008-5 Class A4, 2.79%, 7/25/23 (a)		22,670	22,731,980
Small Business Administration Series 2002-P10 Class 1, 5.20%, 8/10/12		122	126,768
Small Business Administration Series 2004-P10 Class 1, 4.50%, 2/10/14		563	574,206
Structured Asset Securities Corp. Series 2003-Al2 Class A, 3.36%, 1/25/31 (b)		469	388,168
Structured Asset Securities Corp. Series 2004-23XS Class 2A1, 0.61%, 1/25/35 (a)		3,284	1,602,882
Structured Asset Securities Corp. Series 2006-BC6 Class A2, 0.39%, 1/25/37 (a)		8,267	7,296,821
Structured Asset Securities Corp. Series 2007-BC1 Class A2, 0.36%, 2/25/37 (a)		1,281	1,149,616
USAA Auto Owner Trust Series 2006-4 Class A3, 5.01%, 6/15/11		6,981	7,057,827
USAA Auto Owner Trust Series 2006-4 Class A4, 4.98%, 10/15/12		21,651	22,409,534

Total Asset-Backed Securities - 11.8%			333,588,723

U.S. Government & Agency Obligations

Fannie Mae, 6.25%, 2/01/11		16,780	17,649,036
Fannie Mae, 5.25%, 8/01/12		49,176	51,098,782
Fannie Mae, 6.63%, 11/15/30		200	244,955

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government & Agency Obligations	Par (000)		Value

Federal Home Loan Banks, 5.36%, 5/15/19 (c)	USD	36,340	$39,234,081
Federal Home Loan Mortgage Corp., 1.75%, 6/15/12		10,700	10,661,095
Federal Home Loan Mortgage Corp., 3.00%, 7/28/14		11,425	11,448,147
Resolution Funding Corp., 6.29%, 7/15/18 (d)		100	68,136
Resolution Funding Corp., 6.30%, 10/15/18 (d)		100	67,249
U.S. Treasury Bonds, 8.13%, 8/15/19		19,790	27,133,950
U.S. Treasury Bonds, 8.00%, 11/15/21		28,000	38,631,264
U.S. Treasury Bonds, 7.25%, 8/15/22		10,700	14,057,125
U.S. Treasury Notes, 1.13%, 6/30/11		115,175	115,184,214
U.S. Treasury Notes, 1.88%, 6/15/12 (e)		42,120	42,426,212
U.S. Treasury Notes, 2.63%, 6/30/14		98,240	98,547,491
U.S. Treasury Notes, 3.13%, 5/15/19 (e)		19,875	19,222,901
U.S. Treasury Notes, 4.38%, 2/15/38		11,660	11,774,781
U.S. Treasury Notes, 3.50%, 2/15/39		62,125	53,718,866
U.S. Treasury Notes, 4.25%, 5/15/39		9,000	8,908,560

Total U.S. Government & Agency Obligations - 19.9%			560,076,845

U.S. Government Sponsored Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.00%, 7/15/14 - 7/15/39 (f)		28,300	27,966,563
4.50%, 12/01/20 - 7/15/39 (f)(g)		229,984	231,113,333
5.00%, 2/01/21 - 7/15/39 (f)(g)		327,163	334,332,336
5.04%, 8/01/38 (a)		16,164	16,768,641
5.50%, 7/01/14 - 7/15/39 (f)		245,180	254,001,509
5.87%, 12/01/37 (a)		13,631	14,287,224
6.00%, 1/01/21 - 7/15/39 (f)		251,910	263,493,443
6.28%, 8/01/11		1,800	1,914,806
6.50%, 8/15/39 (f)		55,800	59,182,875
7.00%, 4/01/32		6	6,310
Freddie Mac Mortgage Participation Certificates:
4.00%, 5/01/10		316	321,250
5.00%, 10/01/22 - 7/15/39 (f)		60,509	62,025,477
5.34%, 2/01/37 (a)		260	271,220
5.50%, 8/01/17 - 8/15/39 (f)		76,322	78,802,834
5.54%, 2/01/37 (a)		289	302,212
5.72%, 10/01/36 (a)		184	192,142
6.00%, 5/01/13 - 9/01/37		801	840,509
7.00%, 2/01/31 - 7/15/39 (f)		2,054	2,229,398
Ginnie Mae MBS Certificates:
3.75%, 5/20/34 (a)		2,137	2,180,215
5.00%, 8/15/39 (f)		38,500	39,089,512
5.50%, 11/15/33 - 6/01/39 (f)		18,374	18,941,710
6.00%, 8/21/38 - 7/15/39 (f)		47,300	49,225,427
7.50%, 4/15/31 - 3/15/32		376	415,386

Total U.S. Government Sponsored Agency Mortgage-Backed Securities - 51.8%			1,457,904,332

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

	Fannie Mae Trust Series 2003-41 Class XU, 4.00%, 7/25/15	USD	9,222	$9,294,738
	Fannie Mae Trust Series 2003-W5 Class A, 0.53%, 4/25/33		21	18,536
	Fannie Mae Trust Series 2004-29 Class HC, 7.50%, 7/25/30		901	953,101
	Fannie Mae Trust Series 2005-63 Class PA, 5.50%, 10/25/24		4,839	4,884,750
	Fannie Mae Trust Series 2006-26 Class QA, 5.50%, 6/25/26		1,296	1,334,930
	Fannie Mae Trust Series 2006-M2 Class A2A, 5.27%, 10/25/32 (a)		4,600	4,845,777
	Fannie Mae Trust Series 2007-22 Class PA, 5.50%, 3/25/37		12,828	13,664,016
	Fannie Mae Trust Series 2007-108 Class AN, 8.84%, 11/25/37 (a)		13,294	14,532,070
	Freddie Mac Multiclass Certificates Series 2687 Class PM, 4.50%, 11/15/26		2,931	2,942,438
	Freddie Mac Multiclass Certificates Series 2825 Class VP, 5.50%, 6/15/15		1,411	1,512,442
	Freddie Mac Multiclass Certificates Series 3068 Class VA, 5.50%, 10/15/16		8,539	9,006,820
	Freddie Mac Multiclass Certificates Series 3137 Class XP, 6.00%, 4/15/36		13,542	14,374,561
	Freddie Mac Multiclass Certificates Series 3210 Class PA, 6.00%, 3/15/29		8,915	9,247,169
	Ginnie Mae Trust Series 2009-26 Class SC, 5.95%, 1/16/38 (h)		25,279	2,789,898

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 3.2%			89,401,246

Industry	Taxable Municipal Bonds

County/City/Special District/School District - 0.1%	Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		2,210	2,247,570

State - 0.7%	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		20,425	20,007,309

Transportation - 0.2%	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		5,540	6,585,897

Transportation Infrastructure - 0.1%	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty Nine, 6.04%, 12/01/29		3,275	3,364,211

	Total Taxable Municipal Bonds - 1.1%			32,204,987

	Non-U.S Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 11.6%	Banc of America Alternative Loan Trust Series 2004-7 Class 4A1, 5.00%, 8/25/19		859	760,043
	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 3A1, 5.36%, 8/25/35 (a)(b)		82,680	55,503,976
	BlackRock Capital Finance LP Series 1997-R2 Class AP, 1.27%, 12/25/35 (a)(b)(i)		10	10,166

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S Government Sponsored Agency		Par
Mortgage-Backed Securities		(000)	Value

CitiMortgage Alternative Loan Trust Series 2007-A8 Class A1, 6.00%, 10/25/37	USD	24,085	$15,313,264
Collateralized Mortgage Obligation Trust Series 57 Class D, 9.90%, 2/01/19		18	18,846
Countrywide Alternative Loan Trust Series 2004-18CB Class 2A5, 0.76%, 9/25/34 (a)		938	682,737
Countrywide Alternative Loan Trust Series 2005-21B Class A17, 6.00%, 6/25/35		21,519	16,043,815
Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 0.51%, 3/20/47 (a)		10,337	4,076,557
Countrywide Alternative Loan Trust Series 2006-OC8 Class 2A1A, 0.40%, 11/25/36 (a)		684	657,211
Countrywide Alternative Loan Trust Series 2006-OC9 Class A1, 0.39%, 9/25/35 (a)		7,233	6,643,977
Countrywide Alternative Loan Trust Series 2006-OC10 Class 2A1, 0.40%, 11/25/36 (a)		5,454	4,882,971
Countrywide Alternative Loan Trust Series 2006-OC11 Class 2A1, 0.41%, 1/25/37 (a)		8,276	7,343,280
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29 Class 1A1, 0.58%, 2/25/35 (a)		472	287,732
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.51%, 4/25/46 (a)		4,603	1,957,872
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 3A1, 0.51%, 4/25/46 (a)		8,555	3,499,540
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.50%, 10/25/37		3,436	2,525,143
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 3A1, 6.00%, 10/25/21		5,317	3,500,695
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 3A1, 5.50%, 8/25/35 (a)		3,861	3,147,708
GMAC 93, 7.43%, 12/01/22		13,132	13,000,299
GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (a)		14,534	10,648,488
Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 0.64%, 9/19/35 (a)		824	353,653
Harborview Mortgage Loan Trust Series 2005-10 Class 2A1A, 0.62%, 11/19/35 (a)		1,558	747,839
Homebanc Mortgage Trust Series 2006-2 Class A1, 0.49%, 12/25/36 (a)		9,821	4,265,942
Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4, 1.11%, 11/25/34 (a)		1,877	898,244
Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1, 1.21%, 11/25/34 (a)		11,950	1,763,954
IndyMac INDX Mortgage Loan Trust Series 2006-AR41 Class A3, 0.49%, 2/25/37 (a)		15,914	5,180,775
JPMorgan Mortgage Trust Series 2005-A5 Class TA1, 5.43%, 8/25/35 (a)		28,284	23,493,427

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S Government Sponsored Agency		Par
	Mortgage-Backed Securities		(000)	Value

	JPMorgan Mortgage Trust Series 2006-S2 Class 2A2, 5.88%, 7/25/36	USD	2,576	$2,211,326
	JPMorgan Mortgage Trust Series 2007-S1 Class 1A2, 5.50%, 3/25/22		1,587	1,343,476
	Luminent Mortgage Trust Series 2006-7 Class 1A1, 0.49%, 12/25/36 (a)		21,696	7,789,682
	Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
	Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 10.09%, 11/25/34 (a)(b)		29	5,779
	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 Class 2A1, 5.73%, 4/25/37 (a)		26,093	14,310,596
	Structured Asset Securities Corp. Series 2005-GEL2 Class A, 0.59%, 4/25/35 (a)		1,141	972,197
	Structured Asset Securities Corp. Series 2005-OPT1 Class A4M, 0.66%, 11/25/35 (a)		4,799	1,609,525
	WaMu Mortgage Pass-Through Certificates Series 2000 1 Class B1, 4.81%, 1/25/40 (a)(b)		1	58
	WaMu Mortgage Pass-Through Certificates Series 2006 AR18 Class 1A1, 5.29%, 1/25/37 (a)		27,527	16,054,962
	WaMu Mortgage Pass-Through Certificates Series 2007 0A4 Class 1A, 2.11%, 5/25/47 (a)		5,169	2,164,450
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.09%, 6/25/47 (a)		5,733	2,342,457
	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15 Class 2A1, 5.11%, 9/25/35 (a)(b)		34,092	28,318,136
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 Class 2A5, 5.07%, 3/25/36 (a)		31,416	20,481,716
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR3 Class A4, 5.71%, 3/25/36 (a)		31,863	21,932,319
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 Class 2A4, 5.77%, 4/25/36 (a)(b)		1,500	1,013,968
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12 Class 2A1, 6.10%, 9/25/36 (a)		7,253	5,031,629
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR15 Class A1, 5.11%, 10/25/36 (a)		7,077	4,731,753
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR17 Class A1, 5.34%, 10/25/36 (a)		11,786	7,106,154

				325,503,337

Commercial Mortgage-Backed Securities - 13.3%	Bank of America Commercial Mortgage, Inc. Series 2004-7 Class 4A1, 6.50%, 4/15/36		1,539	1,565,672
	Bank of America Commercial Mortgage, Inc. Series 2006-2 Class A4, 5.93%, 5/10/45 (a)		5,460	4,553,453
	Bear Stearns Commercial Mortgage Securities Series 1998-C1 Class A2, 6.44%, 6/16/30		537	535,959
	Bear Stearns Commercial Mortgage Securities Series 2000-WF2 Class A2, 7.32%, 10/15/32 (a)		1,328	1,360,199
	Bear Stearns Commercial Mortgage Securities Series 2007-PW15 Class A4, 5.33%, 2/11/44		20,950	16,954,923
	CS First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3, 6.39%, 8/15/36		369	370,713

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S Government Sponsored Agency Mortgage-Backed Securities	Par (000)		Value

CS First Boston Mortgage Securities Corp. Series 2002-CKS4 Class A2, 5.18%, 11/15/36	USD	2,415	$2,370,928
CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A1, 4.11%, 12/15/35		7,347	7,308,233
CS First Boston Mortgage Securities Corp. Series 2003-C3 Class A5, 3.94%, 5/15/38		2,320	2,094,296
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2, 7.11%, 1/15/32		13,649	13,716,568
Chase Commercial Mortgage Securities Corp. Series 2000-1 Class A2, 7.76%, 4/15/32		14,064	14,207,257
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)		9,900	9,396,888
DLJ Commercial Mortgage Corp. Series 2000- CKP1 Class A1B, 7.18%, 11/10/33		1,825	1,860,668
First Union National Bank Commercial Mortgage Series 2000-C1 Class A2, 7.84%, 5/17/32		12,185	12,419,569
First Union National Bank Commercial Mortgage Series 2001-C2 Class A2, 6.66%, 1/12/43		2,078	2,139,288
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A2, 6.07%, 6/10/38		1,670	1,679,179
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3, 6.27%, 12/10/35		1,730	1,763,667
GE Capital Commercial Mortgage Corp. Series 2005 C4 Class A4, 5.51%, 11/10/45 (a)		1,850	1,556,890
GMAC Commercial Mortgage Securities, Inc. Series 1998-C2 Class D, 6.50%, 5/15/35		3,540	3,529,093
GMAC Commercial Mortgage Securities, Inc. Series 2000-C1 Class A2, 7.72%, 3/15/33 (a)		1,133	1,143,416
GMAC Commercial Mortgage Securities, Inc. Series 2000-C2 Class A2, 7.46%, 8/16/33 (a)		1,165	1,192,316
GMAC Commercial Mortgage Securities, Inc. Series 2000-C2 Class A2, 5.67%, 5/10/40 (a)		2,465	2,431,614
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B, 6.67%, 4/15/34 (a)		15,000	14,454,983
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB, 4.70%, 12/10/41		700	671,652
GS Mortgage Securities Corp. II Series 2003-C1 Class X2, 1.03%, 1/10/40 (b)(h)		11,206	64,474
GS Mortgage Securities Corp. II Series 2004- GG2 Class A4, 4.96%, 8/10/38		1,625	1,517,765
GS Mortgage Securities Corp. II Series 2006- GG6 Class A2, 5.51%, 4/10/38 (a)		18,650	18,063,275
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A4, 4.75%, 6/10/36		20,425	20,507,160
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A3, 4.57%, 8/10/42		2,445	2,204,813
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class A3, 6.43%, 4/15/35		21,558	21,949,528
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3, 6.47%, 11/15/35		2,120	2,153,596

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S Government Sponsored Agency Mortgage-Backed Securities	Par (000)		Value

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3, 6.26%, 3/15/33	USD	1,043	$1,065,360
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD1 Class A2, 5.99%, 6/15/49 (a)		9,700	8,939,541
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12 Class A2, 5.83%, 2/15/51		7,882	6,991,608
LB Commercial Conduit Mortgage Trust Series 1999-C2 Class A2, 7.33%, 10/15/32		8,680	8,684,966
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2, 7.95%, 5/15/25 (a)		20,676	21,012,115
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class A2, 7.37%, 8/15/26		1,043	1,068,099
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.74%, 7/15/30		15,850	13,562,293
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4, 5.16%, 2/15/31		17,731	14,766,322
LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A2, 5.30%, 11/15/38		20,170	18,711,033
Morgan Stanley Capital I Series 2005-HQ5 Class A4, 5.17%, 1/14/42		8,000	7,211,984
Morgan Stanley Capital I Series 2006-IQ11 Class A2, 5.69%, 10/15/42 (a)		6,715	6,305,397
Morgan Stanley Capital I Series 2007-HQ12 Class A2, 5.81%, 4/12/49 (a)		3,520	3,280,292
Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2, 7.57%, 11/15/36 (a)		12,112	12,183,805
Prudential Mortgage Capital Funding, LLC Series 2001-Rock Class A2, 6.61%, 5/10/34		2,128	2,154,884
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.73%, 5/17/32 (a)		13,447	13,587,111
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class A2, 6.59%, 12/18/33		1,505	1,537,936
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C2 Class A3, 6.50%, 11/13/36		4,802	4,928,514
WaMu Commercial Mortgage Securities Trust Series 2005-C1A Class X, 2.10%, 5/25/36 (b)(h)		10,167	299,511
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A3, 5.38%, 10/15/44 (a)		9,420	9,227,440
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4, 5.93%, 5/15/43 (a)		17,875	14,613,125
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A2, 5.50%, 10/15/48		15,101	14,585,488
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4, 5.31%, 11/15/48		7,040	5,376,927

			375,831,786

Total Non-U.S Government Sponsored Agency Mortgage-Backed Securities - 24.9%			701,335,123

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.1%	BAE Systems Holdings, Inc., 5.20%, 8/15/15 (b)	USD	340	$337,922
	L-3 Communications Corp., 5.88%, 1/15/15		860	763,250
	L-3 Communications Corp. Series B, 6.34%, 10/15/15		697	632,528

				1,733,700

Air Freight & Logistics - 0.7%	United Parcel Service, Inc., 3.88%, 4/01/14		18,250	18,819,035

Airlines - 0.2%	American Airlines, Inc. Series 2003-1, 3.86%, 1/09/12		2,058	1,913,798
	Continental Airlines, Inc. Series 2002-1, 6.56%, 8/15/13		2,555	2,312,275

				4,226,073

Capital Markets - 2.5%	The Bear Stearns Cos., Inc., 1.51%, 7/19/10 (a)		4,995	4,998,781
	Goldman Sachs Capital II, 5.79% (a)(j)		3,180	1,938,051
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		7,770	7,930,023
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (k)(l)		7,180	718
	Morgan Stanley, 0.79%, 1/09/12 (a)(g)		43,250	38,985,853
	UBS AG, 5.75%, 4/25/18		11,000	10,018,096
	UBS AG Series DPNT, 5.88%, 12/20/17		7,715	7,184,671

				71,056,193

Chemicals - 0.3%	Huntsman International LLC, 7.88%, 11/15/14		4,390	3,479,075
	Huntsman International LLC, 7.38%, 1/01/15		1,285	1,008,725
	NOVA Chemicals Corp., 6.50%, 1/15/12		960	902,400
	NOVA Chemicals Corp., 4.54%, 11/15/13 (a)		2,292	1,896,630

				7,286,830

Commercial Banks - 2.1%	Corporacion Andina de Fomento, 6.88%, 3/15/12		5,125	5,403,154
	Danske Bank A/S, 2.50%, 5/10/12 (b)		11,460	11,504,692
	Dexia Credit Local, 2.38%, 9/23/11 (b)		9,295	9,305,089
	Eksportfinans A/S, 5.50%, 5/25/16		8,025	8,091,702
	HSBC Bank USA NA, 4.63%, 4/01/14		415	407,442
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		24,950	25,459,449

				60,171,528

Consumer Finance - 0.5%	FIA Card Services NA, 4.63%, 8/03/09		3,135	3,140,947
	SLM Corp., 1.23%, 7/27/09 (a)		4,125	4,107,432
	SLM Corp., 5.40%, 10/25/11		6,000	5,396,340
	SLM Corp., 5.13%, 8/27/12		1,450	1,240,271

				13,884,990

Diversified Consumer Services - 0.1%	Leland Stanford Junior University, 4.75%, 5/01/19		2,450	2,464,561

Diversified Financial Services - 3.5%	Citigroup Funding, Inc., 2.13%, 7/12/12		12,005	12,006,657
	Ford Motor Credit Co. LLC, 9.75%, 9/15/10		2,445	2,342,056
	General Electric Capital Corp., 5.00%, 11/15/11		18,780	19,336,245
	General Electric Capital Corp., 2.13%, 12/21/12		9,480	9,414,768
	General Electric Capital Corp., 6.38%, 11/15/67 (a)		10,075	6,722,252
	General Electric Capital Corp. Series A, 5.00%, 12/01/10		10,915	11,235,464
	JPMorgan Chase & Co., 4.50%, 11/15/10		10	10,194
	JPMorgan Chase Bank NA, 6.00%, 7/05/17		12,725	12,394,723

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	JPMorgan Chase Bank NA Series BKNT, 6.00%, 10/01/17	9,865	$9,601,979
	LeasePlan Corp. NV, 3.00%, 5/07/12 (b)	15,300	15,356,763

			98,421,101

Diversified Telecommunication Services - 2.0%	AT&T, Inc., 5.50%, 2/01/18	9,750	9,735,736
	AT&T, Inc., 6.50%, 9/01/37	8,975	8,901,836
	Cincinnati Bell, Inc., 7.25%, 7/15/13	200	183,000
	Citizens Communications Co., 6.25%, 1/15/13	235	216,200
	Comcast Cable Holdings LLC, 7.88%, 8/01/13	150	170,665
	GTE Corp., 6.84%, 4/15/18	8,030	8,361,213
	GTE Corp., 6.94%, 4/15/28	75	75,200
	Qwest Communications International, Inc., 7.50%, 2/15/14	1,135	1,035,688
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14	455	415,188
	Qwest Corp., 3.88%, 6/15/13 (a)	135	120,656
	Qwest Corp., 8.38%, 5/01/16 (b)	2,625	2,533,125
	Telecom Italia Capital SA, 5.25%, 10/01/15	275	265,468
	Telefonica Emisiones SAU, 4.95%, 1/15/15	9,225	9,376,788
	Telefonica Europe BV, 7.75%, 9/15/10	160	168,780
	Verizon Communications, Inc., 8.75%, 11/01/18	11,200	13,266,165
	Verizon Maryland, Inc. Series B, 5.13%, 6/15/33	95	70,384
	Verizon New Jersey, Inc., 7.85%, 11/15/29	35	36,402
	Verizon Virginia, Inc. Series A, 4.63%, 3/15/13	60	60,131
	Windstream Corp., 8.13%, 8/01/13	240	232,200
	Windstream Corp., 8.63%, 8/01/16	255	244,163

			55,468,988

Electric Utilities - 0.6%	Florida Power & Light Co., 5.63%, 4/01/34	150	153,261
	Florida Power & Light Co., 5.95%, 2/01/38	3,575	3,825,186
	Florida Power Corp., 6.40%, 6/15/38	6,650	7,394,248
	Nevada Power Co., 6.65%, 4/01/36	3,755	3,819,252
	Southern California Edison Co. Series 08-A, 5.95%, 2/01/38	2,800	2,962,341

			18,154,288

Food Products - 0.8%	Kraft Foods, Inc., 6.50%, 8/11/17	7,555	7,957,138
	Kraft Foods, Inc., 6.13%, 2/01/18	8,090	8,364,437
	Tyson Foods, Inc., 10.50%, 3/01/14 (b)	6,490	7,041,650

			23,363,225

Gas Utilities - 0.0%	El Paso Natural Gas Co., 8.63%, 1/15/22	130	140,410

Health Care Providers & Services - 0.1%	UnitedHealth Group, Inc., 5.80%, 3/15/36	3,465	2,802,686
	WellPoint, Inc., 5.95%, 12/15/34	410	330,041

			3,132,727

Hotels, Restaurants & Leisure - 0.3%	American Real Estate Partners LP, 8.13%, 6/01/12	75	69,000
	American Real Estate Partners LP, 7.13%, 2/15/13	1,890	1,705,725
	Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (b)	1,570	902,750
	Wendy’s International, Inc., 6.25%, 11/15/11	5,380	5,178,250

			7,855,725

Household Durables - 1.8%	Belvoir Land LLC Series A-1, 5.27%, 12/15/47 (b)	325	206,079
	Centex Corp., 4.55%, 11/01/10	3,890	3,802,475
	Centex Corp., 5.13%, 10/01/13	13,074	11,766,600

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	DR Horton, Inc., 6.88%, 5/01/13	USD	7,830	$7,330,838
	DR Horton, Inc., 6.13%, 1/15/14		9,105	8,148,975
	DR Horton, Inc., 5.63%, 9/15/14		2,269	1,939,995
	Irwin Land LLC Series A-2, 5.40%, 12/15/47		600	383,586
	KB Home, 6.38%, 8/15/11		6,600	6,369,000
	Lennar Corp. Series B, 5.60%, 5/31/15		3,610	2,842,875
	Pulte Homes, Inc., 5.20%, 2/15/15		2,720	2,271,200
	Ryland Group, Inc., 5.38%, 5/15/12		2,445	2,298,300
	Toll Brothers Finance Corp., 4.95%, 3/15/14		2,260	2,030,359

				49,390,282

IT Services - 0.5%	First Data Corp., 9.88%, 9/24/15		10,240	7,270,400
	Sabre Holdings Corp., 6.35%, 3/15/16		10,080	6,652,800

				13,923,200

Independent Power Producers & Energy Traders - 0.4%	AES Ironwood LLC, 8.88%, 11/30/25		83	71,761
	AES Red Oak LLC Series B, 9.20%, 11/30/29		50	42,250
	NRG Energy, Inc., 7.38%, 2/01/16		90	85,163
	TXU Corp., 5.55%, 11/15/14		11,705	7,390,771
	Texas Competitive Electric Holdings Co. LLC Series B, 10.25%, 11/01/15		4,463	2,778,218

				10,368,163

Insurance - 0.8%	Hartford Life Global Funding Trusts, 0.80%, 9/15/09 (a)		1,285	1,279,779
	Hartford Life Global Funding Trusts, 0.81%, 6/16/14 (a)		13,275	8,302,039
	Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)		11,675	11,874,374
	Monument Global Funding Ltd., 0.47%, 6/16/10 (a)(b)		2,510	2,397,207

				23,853,399

Internet & Catalog Retail - 0.3%	Expedia, Inc., 7.46%, 8/15/18		8,620	8,189,000

Media - 2.1%	Belo Corp., 6.75%, 5/30/13		1,665	1,323,675
	Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		670	763,800
	Comcast Corp., 5.90%, 3/15/16		425	439,630
	Comcast Corp., 7.05%, 3/15/33		155	164,960
	Comcast Corp., 6.45%, 3/15/37		7,000	6,898,773
	Comcast Corp., 6.95%, 8/15/37		1,250	1,303,349
	Cox Communications, Inc., 7.13%, 10/01/12		3,895	4,186,954
	Cox Communications, Inc., 8.38%, 3/01/39 (b)		5,775	6,439,027
	News America, Inc., 7.13%, 4/08/28		125	112,867
	News America, Inc., 7.63%, 11/30/28		140	134,072
	News America, Inc., 6.40%, 12/15/35		5,210	4,559,974
	News America, Inc., 6.75%, 1/09/38		5,060	5,149,441
	Shaw Communications, Inc., 7.20%, 12/15/11		3,135	3,236,888
	TCI Communications, Inc., 8.75%, 8/01/15		360	410,303
	Time Warner Cable, Inc., 5.85%, 5/01/17		4,225	4,219,089
	Time Warner Cos., Inc., 9.13%, 1/15/13		9,715	10,696,234
	Time Warner Cos., Inc., 7.57%, 2/01/24		720	704,875
	Time Warner Entertainment Co. LP, 8.38%, 3/15/23		150	165,394

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Time Warner, Inc., 6.75%, 4/15/11	USD	200	$209,314
	Viacom, Inc., 5.75%, 4/30/11		7,630	7,811,304

				58,929,923

Metals & Mining - 0.1%	Aleris International, Inc., 9.00%, 12/15/14 (k)(l)		140	1,400
	Arch Western Finance LLC, 6.75%, 7/01/13		795	725,438
	Freeport-McMoRan Copper & Gold, Inc., 5.00%, 4/01/15 (a)		1,150	1,076,458

				1,803,296

Multi-Utilities - 0.0%	CenterPoint Energy, Inc., 7.25%, 9/01/10		480	487,756

Multiline Retail - 0.2%	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12		4,865	4,428,181
	The May Department Stores Co., 5.75%, 7/15/14		1,350	1,147,828

				5,576,009

Oil, Gas & Consumable Fuels - 2.3%	BP Capital Markets Plc, 3.13%, 3/10/12		11,425	11,654,677
	Canadian Natural Resources, Ltd., 5.90%, 2/01/18		2,625	2,681,298
	ConocoPhillips, 4.60%, 1/15/15		16,822	17,287,044
	ConocoPhillips, 7.00%, 3/30/29		80	83,853
	Consolidated Natural Gas Co. Series A, 5.00%, 3/01/14		235	239,297
	Consolidated Natural Gas Co. Series C, 6.25%, 11/01/11		150	160,068
	Enterprise Products Operating LP, 4.95%, 6/01/10		450	456,643
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		5,350	5,243,000
	Kinder Morgan, Inc., 6.50%, 9/01/12		1,655	1,617,763
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		7,100	6,853,460
	Shell International Finance B.V., 4.00%, 3/21/14		14,500	14,888,977
	Tennessee Gas Pipeline Co., 7.00%, 10/15/28		920	876,681
	XTO Energy, Inc., 6.75%, 8/01/37		3,370	3,518,122

				65,560,883

Paper & Forest Products - 0.2%	Meadwestvaco Corp., 6.85%, 4/01/12		5,925	6,076,443

Pharmaceuticals - 2.1%	Bristol-Myers Squibb Co., 6.88%, 8/01/97		75	77,992
	Eli Lilly & Co., 3.55%, 3/06/12		5,415	5,609,837
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	8,420,646
	Merck & Co., Inc., 4.00%, 6/30/15		11,910	12,119,556
	Pfizer, Inc., 5.35%, 3/15/15		18,470	19,847,862
	Roche Holdings, Inc., 2.66%, 2/25/11 (a)(b)		2,735	2,765,304
	Roche Holdings, Inc., 5.00%, 3/01/14 (b)		10,875	11,374,217

				60,215,414

Real Estate Investment Trusts (REITs) - 0.0%	iStar Financial, Inc., 5.65%, 9/15/11		2,220	1,287,600

Road & Rail - 0.0%	The Hertz Corp., 8.88%, 1/01/14		1,160	1,067,200

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18 (g)		5,980	6,307,961

Wireless Telecommunication Services - 1.4%	Rogers Wireless, Inc., 7.50%, 3/15/15		140	152,291
	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (b)		26,275	26,812,928
	Vodafone Group Plc, 5.00%, 12/16/13		275	285,205
	Vodafone Group Plc, 4.15%, 6/10/14		12,400	12,205,432

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Vodafone Group Plc, 5.00%, 9/15/15	USD	55	$55,226

				39,511,082

	Total Corporate Bonds - 26.2%			738,726,985

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4.00%, 1/04/37	EUR	2,105	2,840,508
	Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39		5,600	7,934,728
	Israel Government AID Bond, 5.50%, 9/18/23	USD	850	908,783
	Israel Government AID Bond, 5.50%, 4/26/24		625	669,497
	Japan Finance Corp., 2.00%, 6/24/11		7,525	7,538,605
	Mexico Government International Bond, 6.38%, 1/16/13		2,378	2,568,240
	Societe Financement de l’Economie Francaise Series 144A, 3.38%, 5/05/14 (b)		13,400	13,457,303
	United Kingdom Gilt, 4.25%, 12/07/49	GBP	4,880	7,838,284

	Total Foreign Government Obligations - 1.6%			43,755,948

	Capital Trusts

Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(j)		3,101	2,015,650
	Lehman Brothers Holdings Capital Trust VII, 5.86% (j)(k)(l)		1,868	187

				2,015,837

Commercial Banks - 0.2%	Barclays Bank Plc, 7.43% (a)(b)(j)		100	67,000
	Barclays Bank Plc, 8.55% (a)(b)(j)		6,660	4,462,200
	Wachovia Capital Trust III, 5.80%, (a)(j)		1,865	1,119,000

				5,648,200

Diversified Financial Services - 0.3%	JPMorgan Chase & Co., 7.90% (a)(j)		10,730	9,389,823

Insurance - 1.1%	American International Group, Inc., 8.18%, 5/15/58 (a)(b)		2,630	750,328
	Chubb Corp., 6.38%, 3/29/67 (a)		6,825	5,460,000
	Lincoln National Corp., 7.00%, 5/17/66 (a)		4,185	2,636,550
	Lincoln National Corp., 6.05%, 4/20/67 (a)		2,500	1,587,500
	MetLife, Inc., 6.40%, 12/15/66		7,995	5,716,425
	Progressive Corp., 6.70%, 6/15/37 (a)		6,460	4,554,985
	Reinsurance Group of America, 6.75%, 12/15/65 (a)		4,415	2,495,932
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	4,606,084
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		5,275	3,798,000

				31,605,804

	Total Capital Trusts - 1.7%			48,659,664

	Total Long-Term Investments (Cost - $4,253,252,812) - 142.2%			4,005,653,853

	Short-Term Securities		Shares

	BlackRock Liquidity Funds, TempFund, 0.45% (i)(m)		24,811,121	24,811,121

	Total Short-Term Securities (Cost - $24,811,121) - 0.9%			24,811,121

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased		Contracts (n)	Value

Over-the-Counter Call Options	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank		61	$82,477
	Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Goldman Sachs International		66	165,402
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Barclays Bank Plc		28	144,518
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker JPMorgan Chase Bank		47	152,615
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Morgan Stanley Capital Services Inc.		108	823,140
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Morgan Stanley Capital Services Inc.		142	1,060,314
	Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker Barclays Bank Plc		78	887,374
	Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG		48	1,099,846
	Receive a fixed rate of 4.39% and pay a floating rate based 3-month LIBOR, expiring June 2010, Broker Deutsche Bank AG		54	3,281,690

				7,697,376

Over-the-Counter Put Options	Receive a fixed rate of 3.34% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG		78	5,943,831
	Pay a fixed rate of 3.40% and receive a floating rate based 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG		48	3,814,759
	Pay a fixed rate of 4.39% and receive a floating rate based 3-month LIBOR, expiring June 2010, Broker Deutsche Bank AG		54	2,330,514

				12,089,104

	Total Options Purchased (Cost - $17,885,342) - 0.7%			19,786,480

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $4,295,949,275*) - 143.8%			4,050,251,454

	TBA Sale Commitments (f)		Par (000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 12/01/20 - 7/15/39	USD	(175,400)	(175,897,089)
	5.00%, 2/01/21 - 7/15/39		(221,100)	(225,829,584)
	5.50%, 7/01/14 - 7/15/39		(215,648)	(222,949,458)
	6.00%, 1/01/21 - 7/15/39		(201,300)	(210,390,751)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	TBA Sale Commitments (f)		Par (000)	Value

	Freddie Mac Mortgage Participation Certificates:
	5.00%, 10/01/22 - 7/15/39	USD	(56,500)	$(57,779,125)
	5.50%, 8/01/17 - 8/15/39		(100)	(103,219)
	6.00%, 5/01/13 - 9/01/37		(500)	(521,719)
	7.00%, 2/01/31 - 7/15/39		(26)	(28,124)
	Ginnie Mae MBS Certificates, 5.50%, 11/15/33 - 6/01/39		(17,800)	(18,328,660)

	Total TBA Sale Commitments (Proceeds Received - $907,100,193) - (32.4)%			(911,827,729)

	Options Written		Contracts (n)

Over-the-Counter Call Options	Pay a fixed rated of 4.87% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker UBS AG		116	(10,648,195)
	Pay a fixed rated of 5.49% and receive a floating rate based on expiring 3-month LIBOR, Broker JPMorgan Chase Bank		5	(750,244)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA		4	(549,583)
	Pay a fixed rated of 3.32% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG		20	(408,840)
	Pay a fixed rated of 4.10% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc		18	(854,898)
	Pay a fixed rated of 4.22% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker JPMorgan Chase Bank		80	(4,271,520)
	Pay a fixed rated of 4.28% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc		72	(4,046,472)
	Pay a fixed rated of 4.32% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc		200	(11,623,800)
	Pay a fixed rated of 4.80% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker Barclays Bank Plc		108	(8,955,979)

				(42,109,531)

Over-the-Counter Put Options	Receive a fixed rate of 3.32% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG		20	(1,640,060)
	Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc		18	(932,684)
	Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker JPMorgan Chase Bank		80	(3,835,440)
	Receive a fixed rate of 4.28% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc		72	(3,300,624)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts		Value

	Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Barclays Bank Plc	200	(n)	$(8,897,000)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Barclays Bank Plc	28	(n)	(2,048,012)
	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker Barclays Bank Plc	107	(n)	(3,396,825)
	Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR expiring February 2010, Broker UBS AG	116	(n)	(2,459,978)
	Receive a fixed rate of 5.49% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank	5	(n)	(30,769)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	4	(n)	(29,541)

				(26,570,933)

Exchange-Traded Put Option	30-Year U.S. Treasury Bond, expiring August 2009 at USD 110	227		(109,953)

	Total Options Written (Premiums Received - $63,203,209) - (2.4)%			(68,790,417)

	Total Investments - 109.0%			3,069,633,308
	Liabilities in Excess of Other Assets - (9.0)%			(254,381,267)

	Net Assets - 100.0%			$2,815,252,041

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,300,664,501

Gross unrealized appreciation	$63,824,126
Gross unrealized depreciation	(314,237,173)

Net unrealized depreciation	$(250,413,047)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Bank Plc	(1.75%)	6/29/09	TBD	$19,327,498	$19,328,438
JPMorgan Securities	(1.15%)	6/29/09	TBD	42,487,193	42,488,550

Total				$61,814,691	$61,816,988

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

(f)	Represents or includes a “to-be-announced” transaction. The Master Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(42,426,898)	$(175,542)
Bank of America NA	(5,108,797)	265,519
Barclays Capital Plc	6,457,684	18,919
Citigroup NA	(8,392,513)	(79,007)
Credit Suisse International	28,278,247	1,041,200
Deutsche Bank AG	84,778,131	2,181,047
Goldman Sachs Bank USA	17,659,387	(249,348)
JPMorgan Chase Bank	(43,511,991)	(42,696)
Morgan Stanley Capital Services, Inc.	40,481,539	830,300

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income

BlackRock Capital Finance LP Series 1997-R2 Class AP, 1.27%, 12/25/35	—	—	—	$725
BlackRock Liquidity Funds, TempFund	24,811,121	—	—	$23,675

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Non-income producing security.

(l)	Issuer filed for bankruptcy and/or is in default of interest payments.

(m)	Represents the current yield as of report date.

(n)	One contract represents a notional amount of $1 million.

•

For Mater Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

449	2-Year U.S.
	Treasury Bond	Chicago	September 2009	$97,069,176	$13,043
3,303	10-Year U.S.
	Treasury Bond	Chicago	September 2009	$383,450,691	574,668
63	Euro-Bund Future	Eurex	September 2009	$10,511,606	189,459
48	Long Gilt	London	September 2009	$9,305,403	19,309

Total					$796,479

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

1,472	5-Year U.S. Treasury Bond	September 2009	$167,881,816	$(984,184)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	13,819,533	EUR	10,146,500	Citibank NA	7/15/09	$(415,105)
USD	18,230,628	GBP	11,263,500	Deutsche Bank AG	8/26/09	(298,919)

Total						$(714,024)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

4.05% (a)	3-month LIBOR	Barclays Bank Plc	December 2009	USD	57,800	$865,804
1.75% (a)	3-month LIBOR	Goldman Sachs Bank USA	June 2011	USD	14,700	66,494
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	35,680	196,880
4.32% (a)	3-month LIBOR	Citibank NA	July 2013	USD	35,700	2,318,664
3.36% (a)	3-month LIBOR	Bank of America NA	June 2014	USD	36,000	666,872
2.93% (a)	3-month LIBOR	Citibank NA	June 2014	USD	60,000	(105,852)
2.81% (a)	3-month LIBOR	Citibank NA	February 2016	USD	50,000	(1,629,868)
3.80% (b)	3-month LIBOR	Citibank NA	May 2019	USD	45,200	(231,511)
4.30% (b)	3-month LIBOR	Citibank NA	June 2019	USD	29,000	(1,362,739)
4.40% (b)	3-month LIBOR	Barclays Bank Plc	June 2019	USD	38,500	(2,132,861)
4.08% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	23,800	(670,913)
3.93% (b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2019	USD	7,500	(114,853)
3.92% (b)	3-month LIBOR	Citibank NA	June 2019	USD	23,100	(331,414)
4.05% (a)	3-month LIBOR	Barclays Bank Plc	June 2019	USD	100,000	2,580,654
3.83% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	11,400	75,691
3.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	41,800	198,253
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	24,125	3,657,665
3.50% (b)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	7,400	1,006,964

Total						$5,053,930

(a)	Trust pays floating interest rate and receives fixed rate.

(b)	Trust pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	3,890	$(292,599)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	7,625	161,186
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	7,625	37,689
Knight Inc.	1.80%	Credit Suisse International	January 2011	USD	5,350	(69,755)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD	7,720	(37,139)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	7,770	$(88,686)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	USD	7,630	(140,016)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	1,110	73,218
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	1,110	67,845
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	6,600	(263,590)
Wendy’s	2.90%	JPMorgan Chase Bank NA	December 2011	USD	5,380	(170,767)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	405	(5,015)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	3,605	(332,719)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	1,260	(133,075)
MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	5,925	(39,671)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	555	(1,006)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	2,445	(135,316)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	1,655	(7,908)
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	1,665	(5,665)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	7,830	(606,499)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	7,800	52,764
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	4,275	(455,804)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	1,430	(152,468)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD	2,915	(330,779)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	8,259	(920,946)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	4,815	(542,784)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	2,292	(83,170)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	9,105	71,455
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	1,160	(308,121)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	2,260	(54,776)
Tyson Foods, Inc.	4.10%	Barclays Bank Plc	March 2014	USD	3,240	(271,116)
Tyson Foods, Inc.	4.22%	Barclays Bank Plc	March 2014	USD	3,250	(288,335)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	2,269	$(236,307)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	1,350	98,005
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	9,960	(1,313,827)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	1,745	(275,476)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	2,530	(784,726)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	1,860	(526,472)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	1,285	(285,700)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	2,720	(99,071)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	3,610	(387,316)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	1,915	(144,209)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	1,275	(89,892)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	2,440	(183,745)
First Data Corp.	5.00%	Barclays Bank Plc	December 2015	USD	2,370	(178,473)
First Data Corp.	5.00%	Barclays Bank Plc	December 2015	USD	2,240	(168,684)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	5,040	(1,524,155)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	5,040	(1,549,248)

						$(12,922,864)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

SLM Corp.	5.00%	Barclays Bank Plc	March 2013	BBB	USD	5,000	$(417,449)

[1] Using Standard and Poor’s ratings of the issuer.

[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound
	USD	US Dollar

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1 -
Short-Term Securities	$24,811,121

Total Level 1	24,811,121

Level 2-
Long-Term Investments[1]	3,988,850,143
TBA Sale Commitments	—	(911,827,729)

Total Level 2	3,988,850,143	(911,827,729)

Level 3 -
Long-Term Investments
Asset-Backed Securities	2,912,408

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	13,891,302

Total Level 3	16,803,710

Total	$4,030,464,974	$(911,827,729)

1 See above Schedule of Investments for values in each security type excluding the security types in Level 3 within the table.

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments June 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments*

	Assets	Liabilities

Level 1	$796,479	$(1,094,137)
Level 2	31,982,583	(151,693,962)
Level 3	—	—

Total	$32,779,062	$(152,788,099)

* Other financial instruments are swaps, futures, foreign currency exchange contracts, reverse repurchase agreements and options. Swaps, futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and reverse repurchase agreements and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Non-U.S. Government Sponsored Agency Mortgage- Backed Securities	Asset-Backed Securities	Investments in Securities

Balance, as of September 30, 2008	$1,735,232	$238,640	$1,973,872
Accrued discounts/premiums	—	—	—
Realized gain	—	395	395
Change in unrealized appreciation/depreciation	(850,000)	2,082	(847,918)
Net sales	(65)	(120,237)	(120,302)
Net transfers in Level 3	13,006,135	2,791,528	15,797,663

Balance, as of June 30, 2009	$13,891,302	$2,912,408	$16,803,710

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: August 21, 2009